Share capital	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Share capital
13.	Share capital:

(a)	Authorized:
The authorized share capital of the Company consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value issuable in series.

(b)	Issued and outstanding:

Common shares	Number of shares
Balance, December 31, 2016	31,884,420
Issued through at-the-market offering (i)	1,958,598
Issued to Lincoln Park Capital Fund, LLC (ii)	494,453
Issued for cash upon exercise of options	215,000
Issued upon exercise of options in cashless transaction	50,495
Issued upon vesting of restricted share units, net of tax	34,346
Balance, December 31, 2017	34,637,312
Issued through at-the-market offering (iii)	1,361,691
Issued for cash upon exercise of options	200,000
Issued upon exercise of options in cashless transaction	19,749
Issued upon vesting of restricted share units, net of tax	14,410
Balance, December 31, 2018	36,233,162
Issued through at-the-market offering (iii)	2,970,781
Issued through at-the-market offering (iv)	6,932,063
Issued through common share offering (v)	9,200,000
Issued upon exercise of options in cashless transaction	15,654
Issued upon vesting of restricted share units	30,568
Balance, December 31, 2019	55,382,228

(i)
On March 7, 2016, the Company filed a prospectus supplement pertaining to sales under an At Market Issuance Sales Agreement (the “ATM Sales Agreement”) with FBR Capital Markets & Co. (“FBR”) and MLV & Co. LLC (“MLV”). Under the terms of the ATM Sales Agreement, the Company could sell through at-the-market
offerings, with FBR and MLV as agents, such common shares with an aggregate value of up to $30,000, subject to a maximum of $6,900 that may be offered and sold under this prospectus supplement. During the year ended December 31, 2017, 1,666,765 common shares were issued for gross proceeds of $6,890 under this prospectus supplement. On August 10, 2017, the Company filed a new prospectus supplement under which the Company could offer and sell common shares up to a maximum of $10,700. During the year ended December 31, 2017, 291,833 common shares were issued for gross proceeds of $630 under this prospectus supplement. The ATM Sales Agreement with FBR and MLV was terminated in April 2018.

(ii)
On January 12, 2016, the Company completed a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”) which allowed LPC to purchase common shares with an aggregate value of up to $20,000. On March 7, 2016, the Company filed a prospectus supplement pertaining to the Purchase

Agreement, under which LPC could purchase common shares up to a maximum of $6,900. During the year ended December 31, 2017, 494,453 common shares were issued to LPC for gross proceeds of $967 under this prospectus supplement. The Purchase Agreement was terminated in April 2018.

(iii)
On July 5, 2018, the Company filed a short form base shelf prospectus with the securities regulatory authorities in Canada, other than Quebec, and the United States Securities and Exchange Commission under a registration statement on Form
F-10
(together, the “Base Shelf Prospectuses”). The Base Shelf Prospectuses provide for the potential offering in Canada and the United States of up to an aggregate of $250,000 of the Company’s common shares, preferred shares, debt securities, warrants, subscription receipts and units from time to time over a
25-month
period.

On July 10, 2018, the Company filed a prospectus supplement pertaining to sales under an ATM Sales Agreement with B. Riley FBR, Inc. (“BRFBR”). Under the terms of the ATM Sales Agreement, the Company could sell through at-the-market
offerings, with BRFBR as agent, such common shares with an aggregate value of up to $30,000, subject to a maximum of $13,000 that may be offered and sold under this prospectus supplement. During the year ended December 31, 2019, 2,970,781 common shares were issued for gross proceeds of $6,347 under this prospectus supplement. During the year ended December 31, 2018, 1,361,691 common shares were issued for gross proceeds of $5,392 under this prospectus supplement. The ATM Sales Agreement with BRFBR was terminated on March 1, 2019.

(iv)
On March 13, 2019, the Company filed a prospectus supplement pertaining to sales under an ATM Sales Agreement with Cantor Fitzgerald & Co. (“Cantor”). Under the terms of the ATM Sales Agreement, the Company could sell through
at-the-market
 offerings, with Cantor as agent, such common shares with an aggregate value of up to $50,000, subject to a maximum of $12,000 that may be offered and sold under this prospectus supplement. During the year ended December 31, 2019, 6,932,063 common shares were issued for gross proceeds of $7,523 under this prospectus supplement, of which $676 was recorded as accounts receivable at December 31, 2019 and was collected subsequent to year-end. Subsequent to December 31, 2019, 10,777,186 common shares were issued for gross proceeds of $4,476 under this prospectus supplement.

(v)
On August 7, 2019, the Company closed an underwritten public offering (the “Offering”) of 9,200,000 common shares at a price of $1.50 per common share, for aggregate gross proceeds of $13,800. Cantor acted as sole book-running manager in connection with the Offering. H.C. Wainwright & Co. acted as financial advisor to the Company in connection with the Offering.